COMMITMENTS AND CONTINGENCIES (Details Narrative)	1 Months Ended				12 Months Ended
	Oct. 31, 2025 USD ($)	Oct. 31, 2025 CNY (¥)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Legal fees			$ 24,298	¥ 172,980
Litigation settlement expense	$ 7,703	¥ 54,837			$ 24,459